Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade accounts receivable	$ 1,750	$ 1,991
Current expected credit losses allowance ("CECLA")	(19)	(21)
Total	$ 1,731	$ 1,970